Segment Information (Tables)	12 Months Ended
Jan. 31, 2022
Summary of the company's segment results and segment assets

	Fiscal 2022		Fiscal 2021
	Successor	Predecessor (SLH)	Predecessor (SLH)	Predecessor (PL)	Predecessor (PL)
	From	From	From	From
	June 12, 2021 to	February 1, 2021	August 28, 2020	February 1, 2020	Fiscal year ended
	January 31, 2022	to June 11, 2021	January 31, 2021	to August 27, 2020	January 31, 2020
Skillsoft
Revenues	$219,257	$102,494	$73,250	$197,672	$365,611
Operating expenses	257,967	140,484	161,190	401,498	649,954
Operating loss	(38,710)	(37,990)	(87,940)	(203,826)	(284,343)
Global Knowledge
Revenues	132,586	—	—	—	—
Operating expenses	149,372	—	—	—	—
Operating loss	(16,786)	—	—	—	—
Consolidated
Revenues	351,843	102,494	73,250	197,672	365,611
Operating expenses	407,339	140,484	161,190	401,498	649,954
Operating loss	(55,496)	(37,990)	(87,940)	(203,826)	(284,343)
Total non-operating (expense) income	15,560	733	3,562	1,397	(5,330)
Interest expense, net	(23,114)	(16,703)	(19,853)	(168,171)	(429,299)
Reorganization items, net	—	—	—	3,361,251	—
Benefits from (provision for) income taxes	4,304	3,521	14,477	(60,693)	(11,757)
Net (loss) income from continuing operations	(58,746)	(50,439)	(89,754)	2,929,958	(730,729)
Income (loss) from discontinued operations	11,940	1,175	(3,968)	(165,946)	(118,476)
Net (loss) income	$(46,806)	$(49,264)	$(93,722)	$2,764,012	$(849,205)

Schedule of the company's long-lived tangible assets by geographic region

The Company’s segment assets primarily consist of cash and cash equivalents, accounts receivable, prepaid expenses, deferred taxes, property and equipment, goodwill and intangible assets. The following table sets forth the Company’s segment assets as of January 31, 2022 and January 31, 2021 (in thousands):

	Successor	Predecessor (SLH)
	January 31, 2022	January 31, 2021

Skillsoft	$1,648,160	$1,399,178
Global Knowledge	344,902	—
Total assets classified as held for sale	 228,886	 146,559
Consolidated	$2,221,948	$1,545,737

The following table sets forth the Company’s long-lived tangible assets by geographic region as of Jnauary 31, 2022 and January 31, 2021 (in thousands):

	Successor	Predecessor (SLH)
	January 31, 2022	January 31, 2021

United States	$9,482	$6,271
Ireland	313	609
Rest of world	1,680	829
Total	$11,475	$7,709